UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:            Tiger Management L.L.C.

Address:         101 Park Avenue
                 New York, NY 10178


13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Elouise P. Manhertz
Title: Chief Financial Officer
Phone: (212)984-8869


Signature, Place and Date of Signing:


/s/Elouise Manhertz               New York, New York          August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $456,967
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None




COLUMN 1                     COLUMN  2           COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                               VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS       CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION  MNGRS   SOLE     SHARED NONE
ALVARION LTD                 SHS                  M0861T100    2,606   1,290,000 SH           SOLE        1    1,290,000    0    0
APPLE INC                    COM                  037833100   14,211      56,500     CALL     SOLE        1       56,500    0    0
APPLE INC.                   COM                  037833100   38,378     152,580 SH           SOLE        1      152,580    0    0
BEST BUY INC                 COM                  086516101   27,088     800,000     CALL     SOLE        1      800,000    0    0
CANADIAN NAT RES LTD         COM                  136385101   11,785     354,800 SH           SOLE        1      354,800    0    0
CARDIOME PHARMA CORP         COM NEW              14159U202   16,132   1,979,405 SH           SOLE        1    1,979,405    0    0
CARNIVAL CORP                PAIRED CTF           143658300      301       9,950 SH           SOLE        1        9,950    0    0
DICKS SPORTING GOODS INC     COM                  253393102   12,619     507,000 SH           SOLE        1      507,000    0    0
DIGITALGLOBE INC             COM NEW              25389M877   11,029     419,353 SH           SOLE        1      419,353    0    0
DIRECTV                      COM CL A             25490A101   13,059     385,000 SH           SOLE        1      385,000    0    0
E M C CORP MASS              COM                  268648102   12,188     666,000 SH           SOLE        1      666,000    0    0
EBAY INC                     COM                  278642103   18,335     935,000 SH           SOLE        1      935,000    0    0
FIRST OPPORTUNITY FD INC     COM                  33587T108       82      13,737 SH           SOLE        1       13,737    0    0
GOLDMAN SACHS GROUP INC      COM                  38141G104   13,455     102,500     CALL     SOLE        1      102,500    0    0
GOLDMAN SACHS GROUP INC      COM                  38141G104   16,632     126,700 SH           SOLE        1      126,700    0    0
GOOGLE INC                   CL A                 38259P508   31,816      71,505 SH           SOLE        1       71,505    0    0
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD     465562106   14,282     793,000 SH           SOLE        1      793,000    0    0
LCA-VISION INC               COM PAR .001         501803308    8,392   1,514,796 SH           SOLE        1    1,514,796    0    0
MADISON SQUARE GARDEN INC    CL A                 55826P100    9,662     491,218 SH           SOLE        1      491,218    0    0
MASTERCARD INC               CL A                 57636Q104   19,071      95,580 SH           SOLE        1       95,580    0    0
NEXEN INC                    COM                  65334H102   11,918     605,600 SH           SOLE        1      605,600    0    0
PRICELINE COM INC            COM NEW              741503403   14,000      79,300 SH           SOLE        1       79,300    0    0
RYANAIR HOLDINGS PLC         SPONSORED ADR        783513104    3,604     133,022 SH           SOLE        1      133,022    0    0
SEALED AIR CORP NEW          COM                  81211K100      958      48,600 SH           SOLE        1       48,600    0    0
SNAP ON INC                  COM                  833034101   16,405     401,000 SH           SOLE        1      401,000    0    0
SOLUTIA INC                  COM NEW              834376501   17,690   1,350,400 SH           SOLE        1    1,350,400    0    0
SONOCO PRODS CO              COM                  835495102      727      23,870 SH           SOLE        1       23,870    0    0
SUNCOR ENERGY INC NEW        COM                  867224107    2,017      68,500 SH           SOLE        1       68,500    0    0
TALISMAN ENERGY INC          COM                  87425E103   13,667     902,700 SH           SOLE        1      902,700    0    0
TIME WARNER CABLE INC        COM                  88732J207   12,239     235,000 SH           SOLE        1      235,000    0    0
VERISK ANALYTICS INC         CL A                 92345Y106   13,625     455,692 SH           SOLE        1      455,692    0    0
VISA INC                     COM CL A             92826C839   18,133     256,300 SH           SOLE        1      256,300    0    0
WAL MART STORES INC          COM                  931142103   40,860     850,000     CALL     SOLE        1      850,000    0    0

                                                             456,967

SK 79600 0010 1123789